Income taxes (Details 5) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Disclosure Of Movement in deferred tax assets and liabilities [Line Items]
Balance, at the beginning	₨ 11,939	₨ 3,558
Recognized in income statement	(1,108)	8,171
Recognized in equity	(539)	210
Balance, at the end	10,292	11,939
Inventory [Member]
Disclosure Of Movement in deferred tax assets and liabilities [Line Items]
Balance, at the beginning	3,216	3,285
Recognized in income statement	781	(69)
Recognized in equity	0	0
Balance, at the end	3,997	3,216
Minimum Alternate Tax [Member]
Disclosure Of Movement in deferred tax assets and liabilities [Line Items]
Balance, at the beginning	6,246	1,630
Recognized in income statement	(1,498)	4,616
Balance, at the end	4,748	6,246
Trade and other receivables [Member]
Disclosure Of Movement in deferred tax assets and liabilities [Line Items]
Balance, at the beginning	369	316
Recognized in income statement	200	53
Balance, at the end	569	369
Operating and other tax loss carry-forward [Member]
Disclosure Of Movement in deferred tax assets and liabilities [Line Items]
Balance, at the beginning	3,399	297
Recognized in income statement	(806)	3,102
Balance, at the end	2,593	3,399
Other current assets and other current liabilities, net [Member]
Disclosure Of Movement in deferred tax assets and liabilities [Line Items]
Balance, at the beginning	1,448	1,315
Recognized in income statement	(44)	133
Balance, at the end	1,404	1,448
Property, plant and equipment [Member]
Disclosure Of Movement in deferred tax assets and liabilities [Line Items]
Balance, at the beginning	(2,361)	(2,665)
Recognized in income statement	(187)	304
Balance, at the end	(2,548)	(2,361)
Other intangible assets [Member]
Disclosure Of Movement in deferred tax assets and liabilities [Line Items]
Balance, at the beginning	(477)	(662)
Recognized in income statement	194	185
Balance, at the end	(283)	(477)
Others [Member]
Disclosure Of Movement in deferred tax assets and liabilities [Line Items]
Balance, at the beginning	99	42
Recognized in income statement	252	(153)
Recognized in equity	(539)	210
Balance, at the end	₨ (188)	₨ 99